Schedule of Maturity of Finance Leases Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Finance Lease Liabilities
FY2026		$ 549,084
FY2027		549,084
FY2028		368,985
FY2029		308,952
FY2030		115,857
Total payment		1,891,962
Less: imputed interest		(178,862)
Finance Lease, Liability	$ 220,111	$ 1,713,100	$ 707,119